LONG-TERM INVESTMENTS, NET (Tables)	12 Months Ended
Dec. 31, 2024
SCHEDULE OF LONG-TERM INVESTMENTS

Long-term investments, net consist of the following:

	December 31,	December 31,
	2024	2023
Investments in funds that report NAV per share	97,915	64,196
Investments in private entities or organizations that do not report NAV per share:
Companies and organizations without observable price changes	290,138	200,337
Investment in a private entity accounted for under equity method	15,766	10,232
Investment in a public entity accounted for under equity method	2,733,567	-
Investments in voluntary partnerships accounted for under equity method	197,176	215,672
Subtotal	3,334,562	490,437
Less: impairment	(28,104)	-
Long-term investments, net	3,306,458	490,437

SCHEDULE OF REALIZED AND UNREALIZED GAIN OR LOSS ON INVESTMENTS, AND IMPAIRMENT LOSS ON INVESTMENTS

Realized and unrealized gain or loss on long-term investments, and impairment loss on long-term investments, which are included in other income (expenses), are as follows:

	For the Years Ended
	December 31,
	2024	2023	2022
Realized gain	129	30,363	11,019
Unrealized gain (loss)	5,799	371	(20,705)
Impairment loss	28,104	-	22,847

Equity Method Investment [Member]
SCHEDULE OF FINANCIAL INFORMATION OF BALANCE SHEET

Summarized financial information of all investments accounted for under equity method as of December 31, 2024 and 2023 is as follows:

	December 31,	December 31,
	2024	2023
Current assets	11,872,274	298,056
Non-current assets	9,750,947	1,664,068
Total assets	21,623,221	1,962,124

Current liabilities	2,183,353	45,299
Non-current liabilities	4,802,583	38,820
Total liabilities	6,985,936	84,119

SCHEDULE OF FINANCIAL INFORMATION OF INCOME STATEMENT

Summarized financial information of all investments accounted for under equity method for the years ended December 31, 2024, 2023 and 2022 is as follows:

	For the Years Ended December 31,
	2024	2023	2022
Revenues	4,453,964	198,282	35,278
Gross profit	1,058,524	74,972	9,914
Net income	418,942	21,621	1,931

Cumica [Member]
SCHEDULE OF FINANCIAL INFORMATION OF BALANCE SHEET

Summarized financial information of Cumica as of December 31, 2024 is as follows:

December 31,
2024
Current assets	11,471,496
Non-current assets	7,294,155
Total assets	18,765,651

Current liabilities	2,124,573
Non-current liabilities	4,728,753
Total liabilities	6,853,326

SCHEDULE OF FINANCIAL INFORMATION OF INCOME STATEMENT	Summarized financial information of Cumica for the year ended December 31, 2024 is as follows:
For the Year Ended December 31, 2024
Revenues	4,143,499
Gross profit	933,399
Net income	366,083